EQUITY METHOD INVESTMENTS - Investments Recorded Using the Equity Method (Details)	Dec. 31, 2023	Oct. 31, 2023	Dec. 31, 2022	Oct. 01, 2018	Dec. 31, 2011
Avenir
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percent)	23.50%		23.50%	25.00%
Logística e Distribuição de Gás S.A. (“LOGAS”)
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percent)	58.00%	58.00%	0.00%
ECGS
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percent)	50.00%		50.00%		50.00%
Aqualung
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percent)	4.40%		4.40%
MGAS Comercializadora de Gás Natural Ltda. (“MGAS”)
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percent)	51.00%		0.00%
CoolCo
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percent)	0.00%		8.30%